Consolidated balance sheet $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Current Assets
Cash and cash equivalents	$ 168	$ 801
Accounts receivable	2,794	2,611
Inventories	782	747
Other current assets (Note 7)	2,375	1,339
Current assets of discontinued operations (Note 4)	197	235
Total current assets	6,316	5,733
Plant, Property and Equipment (Note 8)	71,054	77,501
Net Investment in Leases (Note 9)	8,110	2,477
Equity Investments (Note 10)	11,358	10,636
Restricted Investments	3,502	2,998
Regulatory Assets (Note 12)	2,913	2,682
Goodwill (Note 13)	13,016	13,670
Other Long-Term Assets (Note 14)	2,482	2,410
Long-Term Assets of Discontinued Operations (Note 4)	0	136
Total assets	118,751	118,243
Current Liabilities
Notes payable (Note 15)	1,200	387
Accounts payable and other (Note 16)	5,274	5,297
Dividends payable	901	874
Accrued interest	858	828
Current portion of long-term debt (Note 19)	1,545	2,955
Current liabilities of discontinued operations (Note 4)	181	170
Total current liabilities	9,959	10,511
Regulatory Liabilities (Note 12)	5,841	5,303
Other Long-Term Liabilities (Note 17)	1,034	1,051
Deferred Income Tax Liabilities (Note 18)	7,677	6,884
Long-Term Debt (Note 19)	45,247	44,976
Junior Subordinated Notes (Note 20)	12,094	11,048
Long-Term Liabilities of Discontinued Operations (Note 4)	0	110
Total liabilities	81,852	79,883
EQUITY
Common shares, no par value (Note 23)	30,218	30,101
Preferred shares (Note 24)	2,255	2,499
Retained earnings (Accumulated deficit)	(5,925)	(5,241)
Accumulated other comprehensive income (loss) (Note 25)	747	233
Controlling Interests	27,295	27,592
Non-Controlling Interests (Note 22)	9,604	10,768
Total Equity	36,899	38,360
Total Liabilities and Equity	$ 118,751	$ 118,243